[LIBERTY FUNDS GROUP]

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES
Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.



May 2, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Liberty Funds Trust I
        Liberty Income Fund (formerly Colonial Income Fund)
        Liberty High Yield Securities Fund (formerly, Colonial High Yield Securities Fund)
        Liberty Strategic Income Fund (formerly, Colonial Strategic Income Fund) (the "Funds")
        File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the May 1, 2001 Prospectuses and Statements of Additional Information of the Funds do not differ from those contained in Post-Effective Amendment No. 65 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 26, 2001 (accession number 0000021847-01-500013).

Very truly yours,

LIBERTY FUNDS TRUST I
on behalf of
Liberty Income Fund
Liberty High Yield Securities Fund
Liberty Strategic Income Fund

/s/ Tracy S. DiRienzo

Tracy S. DiRienzo
Assistant Secretary

One Financial Center, Boston MA 02111-2621

cc:   Michelle Kelley
      Gordon Machemer
      Joe DiMaria
      Rich Stevens
      Scott B. Richards
      Carl C. Ericson
      Laura A. Ostrander